Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Changes in Fair Value of Derivative Liabilities

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 as of March 31, 2021 and 2020:

	March 31, 2021 Conversion Feature	March 31, 2020 Conversion Feature
Balance at January 1, 2021 and 2020	$777,024	$540,517
New derivative liability	-	870,268
Reclassification to additional paid in capital from conversion of debt to common stock	(144,585)	(368,811)
Change in fair value	536,345	736,298

Balance at March 31, 2021 and 2020	$1,168,784	$1,778,272

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 as of December 31, 2020 and 2019:

	December 31, 2020 Conversion Feature	December 31, 2019 Conversion Feature
Balance at beginning of the year ended	$540,517	$-
New derivative liability	870,268	732,160
Reclassification to additional paid in capital from conversion of debt to common stock	(678,812)	-
Change in fair value	45,051	(191,643)

Balance at the end of the year ended	$777,024	$540,517

Summary of Estimate Fair Value of Derivative Liabilities

The Company used the following assumptions to estimate fair value of the derivatives as of March 31, 2021 and 2020:

	March 31, 2021 Key Assumptions for fair value of conversions	March 31, 2020 Key Assumptions for fair value of conversions
Risk free interest	0.07% to 0.12%	0.23% to 2.26%
Market price of share	$0.36	$0.17
Life of instrument in years	1.06 – 1.35	2.06 - 2.35
Volatility	148.79%	150.65%
Dividend yield	0%	0%

The Company used the following assumptions to estimate fair value of the derivatives as of December 31, 2020 and 2019:

	December 31, 2020 Key Assumptions for fair value of conversions	December 31, 2019 Key Assumptions for fair value of conversions
Risk free interest	0.12%
Market price of share	$0.22	$0.21-0.23
Life of instrument in years	1.31 – 1.60	2.51
Volatility	147.4- 151.8%	220.7-225.8%
Dividend yield	0%	0%

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following number of shares have been excluded from diluted loss since such inclusion would be anti-dilutive:

	Three Months Ended March 31,
	2021	2020

Convertible notes	35,388,901	12,084,300
Stock options	3,941,301	6,135,284
Warrants	20,737,500	15,237,500
Potentially dilutive securities	60,067,702	33,457,084

The following number of shares have been excluded from diluted loss since such inclusion would be anti-dilutive:

	Year ended December 31,
	2020	2019

Convertible notes	20,237,084	10,000,000
Stock options	3,941,301	6,145,044
Warrants	18,702,500	19,515,787
Potentially dilutive securities	42,880,885	35,660,831